Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	May 31, 2016	Aug. 31, 2016	Nov. 30, 2016	Feb. 28, 2017	May 31, 2017	Aug. 31, 2017	Nov. 30, 2017	Feb. 28, 2018	May 31, 2018	Aug. 31, 2018	Nov. 30, 2018	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000005532
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,378	$ 10,321	$ 10,895	$ 11,332	$ 11,719	$ 12,185	$ 12,398	$ 12,403	$ 12,624	$ 12,166	$ 12,627	$ 12,660	$ 13,204	$ 13,669	$ 13,369	$ 13,328	$ 14,757	$ 15,486	$ 16,290	$ 17,122	$ 17,696	$ 17,333	$ 16,574	$ 15,509	$ 14,914	$ 15,079	$ 15,078	$ 15,421	$ 15,989	$ 16,171	$ 17,342	$ 17,854	$ 18,664	$ 19,117	$ 19,112	$ 19,291	$ 20,347	$ 21,150	$ 22,237	$ 22,874
C000169938
Account Value [Line Items]
Accumulated Value	500,000	519,159	516,533	545,226	567,380	586,965	610,293	621,210	622,003	633,087	610,368	633,506	635,155	662,739	686,317	671,557	669,523	741,624	778,560	819,284	861,098	889,955	872,325	834,471	781,093	751,471	759,911	759,764	777,717	806,286	815,743	875,499	901,261	942,655	965,508	965,941	975,359	1,028,910	1,069,903	1,125,383	1,158,074
MSCI All Country World Index Net
Account Value [Line Items]
Accumulated Value	10,000	10,403	10,367	11,186	11,753	12,183	12,921	13,288	13,144	13,573	12,795	13,176	12,974	13,535	14,545	13,688	13,679	15,772	16,728	17,829	19,402	20,289	19,951	19,221	18,086	17,066	17,633	17,633	18,240	19,447	19,751	21,715	22,537	24,005	24,910	24,985	25,614	27,797	29,445	31,028	33,367
MSCI All Country World Index Net
Account Value [Line Items]
Accumulated Value	500,000	520,132	518,347	559,284	587,646	609,140	646,071	664,397	657,203	678,646	639,743	658,801	648,703	676,761	727,243	684,401	683,928	788,590	836,395	891,429	970,121	1,014,449	997,569	961,041	904,323	853,305	881,645	881,644	912,016	972,342	987,554	1,085,733	1,126,854	1,200,257	1,245,479	1,249,241	1,280,692	1,389,834	1,472,253	1,551,409	1,668,347
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Accumulated Value	10,000	10,387	10,331	10,851	11,146	11,436	11,871	11,973	11,981	12,278	11,850	12,266	12,282	12,741	13,324	12,967	13,028	14,168	14,893	15,440	16,349	16,797	16,451	16,025	15,141	14,490	14,728	14,775	14,908	15,428	15,546	16,564	16,859	17,827	18,212	18,197	18,632	19,679	20,347	21,462	22,053
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 519,353	$ 516,537	$ 542,538	$ 557,286	$ 571,778	$ 593,568	$ 598,646	$ 599,047	$ 613,878	$ 592,488	$ 613,289	$ 614,118	$ 637,060	$ 666,195	$ 648,363	$ 651,385	$ 708,407	$ 744,638	$ 771,981	$ 817,470	$ 839,863	$ 822,555	$ 801,234	$ 757,058	$ 724,484	$ 736,378	$ 738,744	$ 745,392	$ 771,415	$ 777,302	$ 828,194	$ 842,960	$ 891,333	$ 910,601	$ 909,844	$ 931,603	$ 983,925	$ 1,017,339	$ 1,073,102	$ 1,102,643